FAIR VALUE MEASUREMENT (Company's Liabilities Measured At Fair Value) (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total fair value as of January 1, 2017	$ 3,675
Issuance of PIPE Debentures	1,292
Conversion of Debentures	(873)
Gain from revaluation of Debentures and Warrants	(1,737)
Total fair value as of June 30, 2017	$ 2,357